Segment reporting	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Segment reporting
Segment reporting

Information about our reportable segments for the six months ended June 30, 2019 and 2018 is as follows:

For the six months ended June 30, 2019

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$35,177	$55,176	$132,856	$123,426	$346,635	$—	$346,635
Vessel operating costs	(13,851)	(23,717)	(46,411)	(54,173)	(138,152)	—	(138,152)
Voyage expenses	(24)	(1,164)	(206)	(228)	(1,622)	—	(1,622)
Charterhire	—	(4,256)	271	(414)	(4,399)	—	(4,399)
Depreciation - owned or finance leased vessels	(9,598)	(9,044)	(36,270)	(33,271)	(88,183)	—	(88,183)
Depreciation - right of use assets	—	(3,929)	—	(4,101)	(8,030)	—	(8,030)
General and administrative expenses	(583)	(1,039)	(1,857)	(2,310)	(5,789)	(25,451)	(31,240)
Financial expenses	—	—	—	—	—	(96,083)	(96,083)
Financial income	107	11	22	264	404	5,439	5,843
Other expenses, net	—	—	—	—	—	(13)	(13)
Segment income or loss	$11,228	$12,038	$48,405	$29,193	$100,864	$(116,108)	$(15,244)

For the six months ended June 30, 2018

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total

Vessel revenue	$23,611	$48,237	$100,066	$126,327	$298,241	$—	$298,241
Vessel operating costs	(14,781)	(24,163)	(45,736)	(55,224)	(139,904)	—	(139,904)
Voyage expenses	(573)	(235)	(2,966)	(598)	(4,372)	—	(4,372)
Charterhire	—	(10,308)	(4,652)	(20,209)	(35,169)	—	(35,169)
Depreciation	(9,565)	(9,020)	(36,010)	(32,952)	(87,547)	—	(87,547)
General and administrative expenses	(593)	(1,116)	(1,924)	(2,430)	(6,063)	(20,909)	(26,972)
Merger transaction related costs	—	—	—	—	—	(271)	(271)
Financial expenses	—	—	—	—	—	(88,367)	(88,367)
Loss on exchange of convertible senior notes	—	—	—	—	—	(16,968)	(16,968)
Financial income	39	8	10	255	312	418	730
Other expenses, net	—	(46)	—	—	(46)	(50)	(96)
Segment income or loss	$(1,862)	$3,357	$8,788	$15,169	$25,452	$(126,147)	$(100,695)